VALUE OF UNFAVOURABLE TIME CHARTERS (Details)	Dec. 31, 2015 USD ($)	Nov. 30, 2015	Dec. 31, 2014 USD ($)
Unfavourable contract amortisation schedule [Line Items]
value of unfavourable contracts acquired	$ 8,109,000		$ 0
Amortisation of unfavourable contracts	(1,310,000)		0
Unfavourable contracts, current	$ 6,799,000		$ 0
Reverse acquisition [Member]
Unfavourable contract amortisation schedule [Line Items]
Number of unfavourable time charter contracts		5
Minimum [Member]
Unfavourable contract amortisation schedule [Line Items]
Remaining life of unfavourable time charter contract	4 months
Maximum [Member]
Unfavourable contract amortisation schedule [Line Items]
Remaining life of unfavourable time charter contract	9 months